10. CONVERTIBLE DEBT IN DEFAULT (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Convertible Notes in Default
Convertible notes in default	$ 2,059	$ 2,915
GPB
Convertible notes in default	1,798	2,177
GHS
Convertible notes in default	349	349
GHS | Note 1
Convertible notes in default	0	149
GHS | Note 2
Convertible notes in default	83	83
GHS | Note 3
Convertible notes in default	14	14
GHS | Note 4
Convertible notes in default	104	103
Auctus
Convertible notes in default	60	389
Auctus | Note 1
Convertible notes in default	60	192
Auctus | Note 2
Convertible notes in default	0	91
Auctus | Note 3
Convertible notes in default	$ 0	$ 106